Commitments, guarantees and pledged assets	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Commitments, guarantees and pledged assets

Note 22	Commitments, guarantees and pledged assets

Commitments
Credit-related arrangements
Credit-related arrangements are generally
off-balance
sheet instruments and are typically entered into to meet the financing needs of clients. In addition, there are certain exposures for which we could be obligated to extend credit that are not recorded on the consolidated balance sheet. Our policy of requiring collateral or other security to support credit-related arrangements and the types of security held is generally the same as for loans. The contract amounts presented below for credit-related arrangements represent the maximum amount of additional credit that we could be obligated to extend. The contract amounts also represent the additional credit risk amounts should the contracts be fully drawn, the counterparties default and any collateral held proves to be of no value. As many of these arrangements will expire or terminate without being drawn upon, the contract amounts are not necessarily indicative of future cash requirements or actual risk of loss.

$ millions, as at October 31	2021	2020
	Contract amounts
Securities lending (1)	$50,578	$39,186
Unutilized credit commitments (2)	301,343	268,089
Backstop liquidity facilities	12,174	12,907
Standby and performance letters of credit	15,775	14,565
Documentary and commercial letters of credit	194	196
Other commitments to extend credit	978	2,149
	$381,042	$337,092

(1)	Excludes securities lending of $2.5 billion (2020: $1.8 billion) for cash because it is reported on the consolidated balance sheet.
(2)	Includes $141.5 billion (2020: $131.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
In addition, the client securities lending of the joint ventures which CIBC has with The Bank of New York Mellon totalled $81.7 billion (2020: $78.1 billion) of which $8.6 billion (2020: $8.0 billion) are transactions between CIBC and the joint ventures.
CIBC has provided indemnities to customers of the joint ventures in respect of securities lending transactions with third parties amounting to $68.0 billion (2020: $64.3 billion).
For further information on the joint ventures, see Note 26.
Securities lending
Securities lending represents our credit exposure when we lend our own or our clients’ securities to a borrower and the borrower defaults on the redelivery obligation. The borrower must fully collateralize the security lent at all times.
Unutilized credit commitments
Unutilized credit commitments are the undrawn portion of lending facilities that we have approved to meet the requirements of clients. These lines may include various conditions that must be satisfied prior to drawdown and include facilities extended in connection with contingent acquisition financing. The credit risk associated with these lines arises from the possibility that a commitment will be drawn down as a loan at some point in the future, prior to the expiry of the commitment. The amount of collateral obtained, if deemed necessary, is based on our credit evaluation of the borrower and may include a charge over the present and future assets of the borrower.
Backstop liquidity facilities
We provide irrevocable backstop liquidity facilities primarily to ABCP conduits. We are the financial services agent for some of these conduits, while other conduits are administered by third parties. The liquidity facilities for our sponsored ABCP programs, Safe Trust, Sure Trust, Sound Trust and Stable Trust, require us to provide funding to fund non-defaulted assets, subject to the satisfaction of certain limited conditions with respect to the conduits.
Standby and performance letters of credit
These represent an irrevocable obligation to make payments to third parties in the event that clients are unable to meet their contractual financial or performance obligations. The credit risk associated with these instruments is essentially the same as that involved in extending irrevocable loan commitments to clients. The amount of collateral obtained, if deemed necessary, is based on our credit evaluation of the borrower and may include a charge over present and future assets of the borrower.
Documentary and commercial letters of credit
Documentary and commercial letters of credit are short-term instruments issued on behalf of a client, authorizing a third-party, such as an exporter, to draw drafts on CIBC up to a specified amount, subject to specific terms and conditions. We are at risk for any drafts drawn that are not ultimately settled by the client; however, the amounts drawn are collateralized by the related goods.
Other commitments to extend credit
These represent other commitments to extend credit, and primarily include forward-dated securities financing trades in the form of securities purchased under resale agreements with various counterparties that are executed on or before the end of our reporting period and that settle shortly after period end, usually within five business days.
Other commitments
As an investor in merchant banking activities, we enter into commitments to fund external private equity funds. In connection with these activities, we had commitments to invest up to $337 million (2020: $212 million).
In addition, we act as underwriter for certain new issuances under which we alone or together with a syndicate of financial institutions purchase these new issuances for resale to investors. As at October 31, 2021, the related underwriting commitments were $268 million (2020: $94 million).
Guarantees and other indemnification agreements
Guarantees
A guarantee is a contract that requires the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor failed to make payment when due in accordance with the original or modified terms of a debt instrument. Guarantees include standby and performance letters of credit as discussed above, and credit derivatives protection sold, as discussed in Note 13.
Other indemnification agreements
In the ordinary course of business, we enter into contractual arrangements under which we may agree to indemnify the counterparty to such arrangement from any losses relating to a breach of representations and warranties, a failure to perform certain covenants, or for claims or losses arising from certain external events as outlined within the particular contract. This may include, for example, losses arising from changes in tax legislation, litigation, or claims relating to past performance. In addition, we indemnify each of our directors and officers to the extent permitted by law, against any and all claims or losses (including any amounts paid in settlement of any such claims) incurred as a result of their service to CIBC. In most indemnities, maximum loss clauses are generally not provided for, and as a result, no defined limit of the maximum potential liability exists. Amounts are accrued when we have a present legal or constructive obligation as a result of a past event, when it is both probable that an outflow of economic benefits will be required to resolve the matter, and when a reliable estimate can be made of the amount of the obligation. We believe that the likelihood of the conditions arising to trigger obligations under these contract arrangements is remote. Historically, any payments made in respect of these contracts have not been significant. Amounts related to these indemnifications, representations, and warranties reflected within the consolidated financial statements as at October 31, 2021 and 2020 are not significant
.
Pledged assets
In the normal course of business,
on-
and
off-balance
sheet assets are pledged as collateral for various activities. The following table summarizes asset pledging amounts and the activities to which they relate:

$ millions, as at October 31	2021	2020
Assets pledged in relation to:
Securities lending	$50,895	$41,042
Obligations related to securities sold under repurchase agreements	73,687	69,528
Obligations related to securities sold short	22,790	15,963
Securitizations	18,824	20,818
Covered bonds	25,416	21,073
Derivatives	16,266	14,410
Foreign governments and central banks (1)	252	133
Clearing systems, payment systems, and depositories (2)	649	605
Other	374	400
	$209,153	$183,972

(1)	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
(2)	Includes assets pledged in order to participate in clearing and payment systems and depositories.